PROPERTY AND EQUIPMENT, NET - Schedule of Depreciation Expense (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 104,605,645	$ 15,166,393	¥ 89,617,316	¥ 59,719,535